Courseware (Schedule of Estimated Future Amortization Expense) (Details) (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible asset, net	$ 127,493	$ 108,882	$ 208,095
Courseware [Member]
Finite-Lived Intangible Assets [Line Items]
2015	51,978	66,317
2016	36,795	29,030
2017	18,161	10,396
2018	10,072	2,306
2019	10,487	833
Intangible asset, net	$ 127,493	$ 108,882	$ 208,095